Document and Entity Information	Dec. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000934612
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	Burlington Northern Santa Fe, LLC
Entity Incorporation State Country Code	DE
Entity File Number	1-11535
Entity Tax Identification Number	27-1754839
Entity Address, Address Line One	2650 Lou Menk Drive
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76131
City Area Code	(800)
Local Phone Number	795-2673
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false